Warrants (Details 2) (Warrants)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants
Class of Warrant or Right [Line Items]
Expected life (in years)	2 years	2 years
Risk-free interest rate	1.03%	0.95%
Expected stock volatility	61.00%	62.00%
Dividend yield	0.00%	0.00%